Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Columbia Disciplined Value Fund Class A - RLCAX
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Value Fund
Class Name	Class A
Trading Symbol	RLCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Disciplined Value Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 103	0.95%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, energy and utilities sectors were the top three contributors to stock selection.
Allocations
| Sector allocation within energy, information technology and consumer staples were the top three contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance were: Vistra Corp, PulteGroup and Lam Research.
Top Performance Detractors
Stock selection
| Selections in the health care, materials and financials sectors were the largest detractors to stock selection.
Allocations
| Sector allocation within financials was the only detracting sector to relative performance.
Individual holdings
| Bottom individual detractors to relative performance were: Bristol-Myers Squibb, Mosaic Company and Humana.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a)	17.19	11.50	9.22
Class A (including sales charges) (a)	10.50	10.18	8.58
Russell 1000 Value Index	14.80	9.92	8.96
Russell 1000 Index	21.50	14.59	12.86
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000 Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 181,619,203
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 1,312,555
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 181,619,203
Total number of portfolio holdings	93
Management services fees (represents 0.75% of Fund average net assets)	$ 1,312,555
Portfolio turnover for the reporting period	60%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Exxon Mobil Corp.	3.2%
JPMorgan Chase & Co.	3.1%
Cisco Systems, Inc.	2.5%
Caterpillar, Inc.	2.2%
Cigna Group (The)	2.1%
Altria Group, Inc.	2.1%
PulteGroup, Inc.	2.1%
FedEx Corp.	2.1%
Citigroup, Inc.	2.1%
AT&T, Inc.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Exxon Mobil Corp.	3.2%
JPMorgan Chase & Co.	3.1%
Cisco Systems, Inc.	2.5%
Caterpillar, Inc.	2.2%
Cigna Group (The)	2.1%
Altria Group, Inc.	2.1%
PulteGroup, Inc.	2.1%
FedEx Corp.	2.1%
Citigroup, Inc.	2.1%
AT&T, Inc.	2.0%

Columbia Disciplined Value Fund Advisor Class - COLEX
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Value Fund
Class Name	Advisor Class
Trading Symbol	COLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Disciplined Value Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 78	0.72%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Advisor Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, energy and utilities sectors were the top three contributors to stock selection.
Allocations
| Sector allocation within energy, information technology and consumer staples were the top three contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance were: Vistra Corp, PulteGroup and Lam Research.
Top Performance Detractors
Stock selection
| Selections in the health care, materials and financials sectors were the largest detractors to stock selection.
Allocations
| Sector allocation within financials was the only detracting sector to relative performance.
Individual holdings
| Bottom individual detractors to relative performance were: Bristol-Myers Squibb, Mosaic Company and Humana.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class (a),(b)	17.43	11.76	9.47
Russell 1000 Value Index	14.80	9.92	8.96
Russell 1000 Index	21.50	14.59	12.86
(a)
The returns shown for periods prior to June 1, 2015 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000 Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 181,619,203
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 1,312,555
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 181,619,203
Total number of portfolio holdings	93
Management services fees (represents 0.75% of Fund average net assets)	$ 1,312,555
Portfolio turnover for the reporting period	60%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Exxon Mobil Corp.	3.2%
JPMorgan Chase & Co.	3.1%
Cisco Systems, Inc.	2.5%
Caterpillar, Inc.	2.2%
Cigna Group (The)	2.1%
Altria Group, Inc.	2.1%
PulteGroup, Inc.	2.1%
FedEx Corp.	2.1%
Citigroup, Inc.	2.1%
AT&T, Inc.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Exxon Mobil Corp.	3.2%
JPMorgan Chase & Co.	3.1%
Cisco Systems, Inc.	2.5%
Caterpillar, Inc.	2.2%
Cigna Group (The)	2.1%
Altria Group, Inc.	2.1%
PulteGroup, Inc.	2.1%
FedEx Corp.	2.1%
Citigroup, Inc.	2.1%
AT&T, Inc.	2.0%

Columbia Disciplined Value Fund Class C - RDCCX
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Value Fund
Class Name	Class C
Trading Symbol	RDCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Disciplined Value Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 188	1.74%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, energy and utilities sectors were the top three contributors to stock selection.
Allocations
| Sector allocation within energy, information technology and consumer staples were the top three contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance were: Vistra Corp, PulteGroup and Lam Research.
Top Performance Detractors
Stock selection
| Selections in the health care, materials and financials sectors were the largest detractors to stock selection.
Allocations
| Sector allocation within financials was the only detracting sector to relative performance.
Individual holdings
| Bottom individual detractors to relative performance were: Bristol-Myers Squibb, Mosaic Company and Humana.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges) (a)	16.23	10.66	8.40
Class C (including sales charges) (a)	15.23	10.66	8.40
Russell 1000 Value Index	14.80	9.92	8.96
Russell 1000 Index	21.50	14.59	12.86

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 181,619,203
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 1,312,555
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 181,619,203
Total number of portfolio holdings	93
Management services fees (represents 0.75% of Fund average net assets)	$ 1,312,555
Portfolio turnover for the reporting period	60%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Exxon Mobil Corp.	3.2%
JPMorgan Chase & Co.	3.1%
Cisco Systems, Inc.	2.5%
Caterpillar, Inc.	2.2%
Cigna Group (The)	2.1%
Altria Group, Inc.	2.1%
PulteGroup, Inc.	2.1%
FedEx Corp.	2.1%
Citigroup, Inc.	2.1%
AT&T, Inc.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Exxon Mobil Corp.	3.2%
JPMorgan Chase & Co.	3.1%
Cisco Systems, Inc.	2.5%
Caterpillar, Inc.	2.2%
Cigna Group (The)	2.1%
Altria Group, Inc.	2.1%
PulteGroup, Inc.	2.1%
FedEx Corp.	2.1%
Citigroup, Inc.	2.1%
AT&T, Inc.	2.0%

Columbia Disciplined Value Fund Institutional Class - CVQZX
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Value Fund
Class Name	Institutional Class
Trading Symbol	CVQZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Disciplined Value Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 80	0.74%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, energy and utilities sectors were the top three contributors to stock selection.
Allocations
| Sector allocation within energy, information technology and consumer staples were the top three contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance were: Vistra Corp, PulteGroup and Lam Research.
Top Performance Detractors
Stock selection
| Selections in the health care, materials and financials sectors were the largest detractors to stock selection.
Allocations
| Sector allocation within financials was the only detracting sector to relative performance.
Individual holdings
| Bottom individual detractors to relative performance were: Bristol-Myers Squibb, Mosaic Company and Humana.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a)	17.41	11.76	9.50
Russell 1000 Value Index	14.80	9.92	8.96
Russell 1000 Index	21.50	14.59	12.86
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000 Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 181,619,203
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 1,312,555
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 181,619,203
Total number of portfolio holdings	93
Management services fees (represents 0.75% of Fund average net assets)	$ 1,312,555
Portfolio turnover for the reporting period	60%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Exxon Mobil Corp.	3.2%
JPMorgan Chase & Co.	3.1%
Cisco Systems, Inc.	2.5%
Caterpillar, Inc.	2.2%
Cigna Group (The)	2.1%
Altria Group, Inc.	2.1%
PulteGroup, Inc.	2.1%
FedEx Corp.	2.1%
Citigroup, Inc.	2.1%
AT&T, Inc.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Exxon Mobil Corp.	3.2%
JPMorgan Chase & Co.	3.1%
Cisco Systems, Inc.	2.5%
Caterpillar, Inc.	2.2%
Cigna Group (The)	2.1%
Altria Group, Inc.	2.1%
PulteGroup, Inc.	2.1%
FedEx Corp.	2.1%
Citigroup, Inc.	2.1%
AT&T, Inc.	2.0%